Offerings	Aug. 06, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 54,000,005
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,267.4
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 95,999,995
Carry Forward Form Type	S-3
Carry Forward File Number	333-268399
Carry Forward Initial Effective Date	Nov. 23, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,579
Offering Note
(2)
Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $95,999,995 registered hereunder are unsold securities (the “Unsold Securities”) previously covered by the registrant’s registration statement on Form S-3 (File No. 333-268399) which was initially filed with the Securities and Exchange Commission on November 15, 2022 and declared effective on November 23, 2022 (the “Prior Registration Statement”), and are included in this registration statement. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $16,530 with respect to an aggregate of $150,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of this amount, $10,579 is associated with the Unsold Securities. The registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.